Note 9 - Lease Obligations (Details) - Minimum Lease Payments - USD ($)	Nov. 30, 2015	Nov. 30, 2014
Minimum Lease Payments [Abstract]
2016	$ 23,366
2016	152,072
2017	16,322
2017	179,736
2018	179,736
2019	179,736
2020	179,736
	39,688
	871,016
Less: amounts representing interest at 14%	3,568
	36,120
Less: current portion	20,460	$ 21,449
Less: current portion	179,736
Balance, long-term portion	15,660	$ 42,160
Balance, long-term portion	$ 691,280